Fees Summary	Jul. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,540,301.89
Previously Paid Amount	(0)
Total Fee Amount	1,041.32
Total Offset Amount	(0)
Net Fee	$ 1,041.32
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A